Convertible debentures	12 Months Ended
Sep. 30, 2024
Convertible Debentures
Convertible debentures

12. Convertible debentures

The amount of convertible debentures recorded during the year is composed of the following:

	Nominal amount	Interest rate	Maturity	As at September 30, 2024	As at September 30, 2023
	$	%		$	$
Convertible debentures	1,239	15.0%	November 29, 2024	1,039	1,239
Better Choice Company Inc. convertible promissory note	1,973	25.0%	November 14, 2024	1,973	-
Total				3,012	1,239

The convertible debentures are automatically converted to equity at a 15% discount to the price per security issued at the time of an Initial Public Offering or liquidity event if this event occurs prior to the maturity date of December 31, 2023. The interest and principal is payable on maturity if a liquidity event has not occurred.

On December 31, 2023, the maturity date of the convertible debentures was extended to July 31, 2024, with the exception of $150 in principal plus accrued interest that was repaid. On December 31, 2023 the interest rate was increased to 15% per annum from 5% per annum. This increase was applied retroactively from the date the cash was received. Additional amendments were provided to convertible debenture holders that further extended the maturity date.

On August 15, 2024, Better Choice Company Inc. (“BTTR”) entered into a convertible promissory note agreement with the Company in the amount of $1.97 million Canadian dollars (approximately $1.45 million U.S. dollars). Under the terms of the agreement, the note becomes due and payable upon the earliest occurrence of several conditions. These include the failure to enter into a definitive agreement providing for a business combination between BTTR and the Company on or before November 14, 2024; the occurrence of an event of default under the terms of the agreement; or, in the event that a definitive agreement is entered into prior to November 14, 2024, the earlier of two business days following the closing of such business combination or the termination of the definitive agreement.

The convertible promissory note includes a provision granting BTTR the right, at its sole discretion and only upon the occurrence of an event of default, to convert all or a portion of the outstanding principal and any accrued but unpaid interest into common shares of the Company. In the event of such conversion, the outstanding amount is multiplied by three and divided by the conversion price. The conversion price is defined as the lower of (a) the fair market value of the Company’s common shares as determined by an independent appraisal firm or (b) the per-share value calculated based on a total equity valuation of the Company of $8.0 million.

As of September 30, 2024, no event of default had occurred and no definitive agreement had been executed or terminated. Accordingly, the note remains outstanding in accordance with its original terms. The Company has assessed the fair value of the convertible promissory note in accordance with applicable U.S. GAAP guidance under ASC 820. Given the proximity of the note’s issuance date to the Company’s fiscal year-end and the absence of any changes in market conditions, credit risk, or contractual provisions, management has concluded that the carrying value of the note approximates its fair value as of September 30, 2024.

The Company has issued each convertible debenture and a convertible promissory note, which represent hybrid financial instruments comprised of a host liability and an embedded conversion feature. In accordance with U.S. GAAP, the Company evaluated whether the embedded conversion features required bifurcation and separate accounting under the guidance in ASC 815, Derivatives and Hedging.

The Company evaluated the embedded conversion features and determined they were clearly and closely related to the host debt and therefore not subject to bifurcation. Accordingly, the Company did not separate these embedded features as derivatives. No fair value option was elected.

Accordingly, the convertible debentures and the convertible promissory note are accounted for as single financial liabilities. Upon initial recognition, the instruments are recorded at their transaction price, which approximates fair value.